FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Schedule of company's financial assets that are measured at fair value on a recurring basis

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
September 30, 2025
Liabilities
Warrant liability – Public Warrants	$1,725,000	$—	$1,725,000	$—
Warrant liability – Private Placement Warrants	1,072,500	—	—	1,072,500
Total Liabilities	$2,797,500	$—	$1,725,000	$1,072,500

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2024
Liabilities
Warrant liability – Public Warrants	$690,000	$—	$690,000	$—
Warrant liability – Private Placement Warrants	429,000	—	—	429,000
Total Liabilities	$1,119,000	$—	$690,000	$429,000

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2024
Liabilities
Warrant liability – Public Warrants	$690,000	$—	$690,000	$—
Warrant liability – Private Placement Warrants	429,000	—	—	429,000
Total Liabilities	$1,119,000	$—	$690,000	$429,000

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2023
Liabilities
Warrant liability – Public Warrants	$230,000	$—	$230,000	$—
Warrant liability – Private Placement Warrants	143,000	—	—	143,000
Total Liabilities	$373,000	$—	$230,000	$143,000

Schedule of fair value of the private placement warrants

	September 30, 2025	December 31, 2024
Stock price	$12.20	$11.55
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Expected term (in years)	6.03	5.78
Volatility	2.20%	3.00%
Risk-free rate	3.77%	4.32%
Fair value	$0.15	$0.06
Probability of Business Combination	4.90%	2.3%

	December 31, 2024	December 31, 2023
Stock price	$11.55	$11.05
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Expected term (in years)	5.78	5.28
Volatility	3.00%	2.80%
Risk-free rate	4.32%	3.77%
Fair value	$0.06	$0.02
Probability of Business Combination	2.3%	1.2%

Schedule of changes in the fair value of the Company's Level 3 financial instruments that are measured at fair value on a recurring basis

Fair value at December 31, 2024	$429,000
Change in fair value of Private Placement Warrants	(143,000)
Fair value at March 31, 2025	$286,000
Change in fair value of Private Placement Warrants	286,000
Fair value at June 30, 2025	$572,000
Change in fair value of Private Placement Warrants	500,500
Fair value at September 30, 2025	$1,072,500

Fair value at December 31, 2023	$143,000
Change in fair value of Private Placement Warrants	71,500
Fair value at March 31, 2024	$214,500
Change in fair value of Private Placement Warrants	357,500
Fair value at June 30, 2024	$572,000
Change in fair value of Private Placement Warrants	—
Fair value at September 30, 2024	$572,000

Fair value at December 31, 2023	$143,000
Change in fair value of Private Placement Warrants	286,000
Fair value at December 31, 2024	$429,000

Fair value at December 31, 2022	$143,000
Change in fair value of Private Placement Warrants	—
Fair value at December 31, 2023	$143,000